Reconciliation of the Numerator and the Denominators of the Basic and Diluted Per Share Computations for Net Income Attributable (Detail) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares of common stock outstanding	725,063	725,483	725,555
Euro Yen Zero Coupon Convertible Bonds - due December 2011			13,739
Diluted shares of common stock outstanding	725,063	725,483	739,294
Net income (loss) attributable to Ricoh Company, Ltd.	¥ 32,467	¥ (44,560)	¥ 18,630
Euro Yen Zero Coupon Convertible Bonds - due December 2011			(38)
Diluted net income (loss) attributable to Ricoh Company, Ltd.	¥ 32,467	¥ (44,560)	¥ 18,592
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	¥ 44.78	¥ (61.42)	¥ 25.68
Diluted		¥ (61.42)	¥ 25.15